FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS

December 31, 2021

(Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
ENERGY — 0.5%
PHI Group, Inc.(b)(c)(d)	1,203,928	$18,420,098
PHI Group, Inc., Restricted(b)(c)(d)	2,602,492	39,818,128
		$58,238,226
INDUSTRIALS — 0.7%
Boart Longyear Group Ltd.(a)	43,018,605	$77,306,518

RETAILING — 0.1%
Copper Earn Out Trust(b)(c)(d)	69,361	$814,992
Copper Property CTL Pass Through Trust(b)(c)(d)	520,208	12,224,888
		$13,039,880

TOTAL COMMON STOCKS — 1.3% (Cost $139,264,410)		$148,584,624

BONDS & DEBENTURES
COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.3%
AGENCY — 0.1%
Federal Home Loan Mortgage Corp. K042 A1 — 2.267% 6/25/2024	$8,886,243	$9,017,794

AGENCY STRIPPED — 0.4%
Government National Mortgage Association 2012-45 IO — 0.000% 4/16/2053(e)	$3,002,165	$1,759
Government National Mortgage Association 2012-25 IO — 0.071% 8/16/2052(e)	19,704,597	37,222
Government National Mortgage Association 2013-45 IO — 0.107% 12/16/2053(e)	24,192,470	115,248
Government National Mortgage Association 2012-125 IO — 0.198% 2/16/2053(e)	48,229,229	313,041
Government National Mortgage Association 2013-125 IO — 0.201% 10/16/2054(e)	10,704,409	150,584
Government National Mortgage Association 2014-157 IO — 0.289% 5/16/2055(e)	42,377,669	615,531
Government National Mortgage Association 2015-41 IO — 0.319% 9/16/2056(e)	9,375,814	195,684
Government National Mortgage Association 2015-19 IO — 0.322% 1/16/2057(e)	31,966,659	700,620
Government National Mortgage Association 2015-169 IO — 0.391% 7/16/2057(e)	53,772,452	1,409,430
Government National Mortgage Association 2014-110 IO — 0.392% 1/16/2057(e)	26,089,605	606,497
Government National Mortgage Association 2012-79 IO — 0.400% 3/16/2053(e)	50,250,033	561,509
Government National Mortgage Association 2014-153 IO — 0.413% 4/16/2056(e)	50,506,792	1,366,916
Government National Mortgage Association 2015-150 IO — 0.500% 9/16/2057(e)	11,460,616	402,939
Government National Mortgage Association 2015-108 IO — 0.510% 10/16/2056(e)	4,406,391	134,719
Government National Mortgage Association 2012-150 IO — 0.540% 11/16/2052(e)	38,089,863	469,637
Government National Mortgage Association 2015-7 IO — 0.549% 1/16/2057(e)	23,313,016	666,755
Government National Mortgage Association 2014-175 IO — 0.568% 4/16/2056(e)	74,704,587	1,972,903
Government National Mortgage Association 2014-77 IO — 0.637% 12/16/2047(e)	15,511,592	247,753
Government National Mortgage Association 2014-138 IO — 0.646% 4/16/2056(e)	11,771,301	336,917
Government National Mortgage Association 2014-187 IO — 0.650% 5/16/2056(e)	88,056,139	2,509,512
Government National Mortgage Association 2012-114 IO — 0.662% 1/16/2053(e)	22,610,387	431,705
Government National Mortgage Association 2016-125 IO — 0.822% 12/16/2057(e)	65,648,108	2,887,289
Government National Mortgage Association 2016-65 IO — 0.887% 1/16/2058(e)	68,420,155	2,921,151
Government National Mortgage Association 2016-106 IO — 0.958% 9/16/2058(e)	97,556,768	4,769,843
Government National Mortgage Association 2020-75 IO — 0.973% 2/16/2062(e)	115,635,195	8,796,682
Government National Mortgage Association 2020-42 IO — 0.973% 3/16/2062(e)	138,177,317	10,434,750
Government National Mortgage Association 2020-71 IO — 1.070% 1/16/2062(e)	59,162,313	4,792,573

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Government National Mortgage Association 2020-43 IO — 1.279% 11/16/2061(e)	$44,300,818	$3,717,441
		$51,566,610
NON-AGENCY — 6.8%
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(f)	$14,364,935	$14,387,086
ACRE Commercial Mortgage Ltd. 2021-FL4 A, 1M USD LIBOR + 0.830% — 0.934% 12/18/2037(e)(f)	13,879,936	13,817,446
ACRES Commercial Realty Ltd. 2021-FL1 A, 1M USD LIBOR + 1.200% — 1.310% 6/15/2036(e)(f)	59,792,000	59,775,964
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL1 A, 1M USD LIBOR + 0.970% — 1.080% 12/15/2035(e)(f)	54,525,000	54,269,452
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A, 1M USD LIBOR + 1.100% — 1.210% 5/15/2036(e)(f)	45,859,000	45,772,978
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 1M USD LIBOR + 1.350% — 1.440% 11/15/2036(e)(f)	59,062,000	59,107,826
AREIT Trust 2019-CRE3 A, 1M USD LIBOR + 1.134% — 1.185% 9/14/2036(e)(f)	3,891,418	3,889,093
BDS 2021-FL8 A, 1M USD LIBOR + 0.920% — 1.024% 1/18/2036(e)(f)	22,873,000	22,750,790
BDS Ltd. 2019-FL4 A, 1M USD LIBOR + 1.100% — 1.209% 8/15/2036(e)(f)	28,721,281	28,724,946
BDS Ltd. 2019-FL4 A, 1M USD LIBOR + 1.400% — 1.509% 8/15/2036(e)(f)	6,613,000	6,614,112
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(e)	1,068,911	1,068,463
BPCRE Ltd. 2021-FL1 A, 1M USD LIBOR + 0.850% — 0.959% 2/15/2037(e)(f)	33,726,535	33,687,999
BX Commercial Mortgage Trust 2021-VOLT E, 1M USD LIBOR + 2.000% — 2.110% 9/15/2036(e)(f)	28,900,000	28,647,192
BXMT Ltd. 2021-FL4 A, 1M USD LIBOR + 1.050% — 1.160% 5/15/2038(e)(f)	62,883,000	62,764,975
COMM 2013-CCRE7 Mortgage Trust 2013-CR7 A4 — 3.213% 3/10/2046	11,610,442	11,847,045
CoreVest American Finance Trust 2018-1 A — 3.804% 6/15/2051(f)	16,317,254	16,549,599
Grand Avenue CRE 2019-FL1 AS, 1M USD LIBOR + 1.500% — 1.610% 6/15/2037(e)(f)	4,677,968	4,615,060
HERA Commercial Mortgage Ltd. 2021-FL1 A, 1M USD LIBOR + 1.050% — 1.154% 2/18/2038(e)(f)	54,659,000	54,626,008
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 A4 — 2.694% 4/15/2046	2,731,285	2,765,036
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	5,005,334	5,157,072
KREF Ltd. 2021-FL2 A, 1M USD LIBOR + 1.070% — 1.179% 2/15/2039(e)(f)	19,179,000	19,170,617
LCCM Trust 2021-FL2 A, 1M USD LIBOR + 1.200% — 1.310% 12/13/2038(e)(f)	9,154,000	9,148,403
LoanCore Issuer Ltd. 2021-CRE4 A, 1M USD LIBOR + 0.914% — 0.965% 7/15/2035(e)(f)	22,374,267	22,206,852
LoanCore Issuer Ltd. 2019-CRE3 A, 1M USD LIBOR + 1.050% — 1.160% 4/15/2034(e)(f)	15,205,224	15,196,504
LoanCore Issuer Ltd. 2021-CRE5 A, 1M USD LIBOR + 1.300% — 1.410% 7/15/2036(e)(f)	8,879,000	8,873,343
MF1 Ltd. 2020-FL4 A, 1M USD LIBOR + 1.814% — 1.865% 11/15/2035(e)(f)	17,415,000	17,476,205
Ready Capital Commercial Mortgage LLC 2021-FL5 A, 1M USD LIBOR + 1.000% — 1.102% 4/25/2038(e)(f)	25,192,505	25,054,853
Shelter Growth CRE Issuer Ltd. 2021-FL3 A, 1M USD LIBOR + 1.080% — 1.190% 9/15/2036(e)(f)	18,200,516	18,156,531
STWD Ltd. 2021-FL2 A, 1M USD LIBOR + 1.200% — 1.309% 4/18/2038(e)(f)	33,755,000	33,744,394
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A, 1M USD LIBOR + 1.130% — 1.239% 11/15/2037(e)(f)	22,275,099	22,275,288
TRTX Issuer Ltd. 2019-FL3 A, 1M USD LIBOR + 1.264% — 1.315% 10/15/2034(e)(f)	10,536,374	10,533,080

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
VCC Trust 2020-MC1 A — 4.500% 6/25/2045(e)(f)	$3,406,856	$3,408,002
VMC Finance LLC 2021-HT1 A, 3M USD LIBOR + 1.650% — 1.753% 1/18/2037(e)(f)	27,006,000	27,022,954
VNDO E Mortgage Trust 2012-6AVE A — 2.996% 11/15/2030(f)	5,604,681	5,673,131
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(f)	13,266,000	13,386,767
		$782,165,066

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $866,562,940)		$842,749,470

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
Federal Home Loan Mortgage Corp. 4170 QE — 2.000% 5/15/2032	$1,068,749	$1,083,305
Federal Home Loan Mortgage Corp. 3979 HD — 2.500% 12/15/2026	810,178	827,234
Federal Home Loan Mortgage Corp. 4304 DA — 2.500% 1/15/2027	291,157	295,172
Federal Home Loan Mortgage Corp. 4010 DE — 2.500% 2/15/2027	937,709	959,737
Federal Home Loan Mortgage Corp. 4387 VA — 3.000% 2/15/2026	309,316	312,158
Federal Home Loan Mortgage Corp. 3914 MA — 3.000% 6/15/2026	682,213	703,228
Federal Home Loan Mortgage Corp. 4297 CA — 3.000% 12/15/2030	244,384	244,818
Federal Home Loan Mortgage Corp. 3862 MB — 3.500% 5/15/2026	6,184,187	6,435,581
Federal Home Loan Mortgage Corp. 3828 VE — 4.500% 1/15/2024	444,503	458,219
Federal Home Loan Mortgage Corp. 4395 NT — 4.500% 7/15/2026	2,658,904	2,766,319
Federal National Mortgage Association 2014-21 ED — 2.250% 4/25/2029	178,783	181,160
Federal National Mortgage Association 2013-135 KM — 2.500% 3/25/2028	421,112	425,989
Federal National Mortgage Association 2017-30 G — 3.000% 7/25/2040	1,409,118	1,417,350
Federal National Mortgage Association 2013-93 PJ — 3.000% 7/25/2042	939,950	965,546
Federal National Mortgage Association 2018-16 HA — 3.000% 7/25/2043	1,188,162	1,189,656
Federal National Mortgage Association 2011-80 KB — 3.500% 8/25/2026	4,566,139	4,734,892
Federal National Mortgage Association 2012-PD — 3.500% 4/25/2042	1,908,242	1,988,651
Federal National Mortgage Association 2010-43 MK — 5.500% 5/25/2040	704,050	763,048
		$25,752,063
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.836% — 2.281% 3/1/2036(e)	$290,686	$308,089

AGENCY POOL FIXED RATE — 0.1%
Federal Home Loan Mortgage Corp. G15169 — 4.500% 9/1/2026	$546,858	$572,379
Federal Home Loan Mortgage Corp. G15272 — 4.500% 9/1/2026	156,605	161,912
Federal Home Loan Mortgage Corp. G15875 — 4.500% 9/1/2026	710,184	739,210
Federal Home Loan Mortgage Corp. G15036 — 5.000% 6/1/2024	30,157	31,015
Federal Home Loan Mortgage Corp. G13667 — 5.000% 8/1/2024	2,286	2,312
Federal Home Loan Mortgage Corp. G15173 — 5.000% 6/1/2026	69,331	70,947
Federal Home Loan Mortgage Corp. G15407 — 5.000% 6/1/2026	387,527	398,558
Federal Home Loan Mortgage Corp. G15230 — 5.500% 12/1/2024	167,055	171,713
Federal Home Loan Mortgage Corp. G15458 — 5.500% 12/1/2024	37,821	38,640
Federal Home Loan Mortgage Corp. G14460 — 6.000% 1/1/2024	6,997	7,177
Federal National Mortgage Association FM1102 — 4.000% 3/1/2031	3,874,475	4,071,202
Federal National Mortgage Association AL4056 — 5.000% 6/1/2026	137,383	140,529
Federal National Mortgage Association AL5867 — 5.500% 8/1/2023	8,183	8,355
Federal National Mortgage Association AL0471 — 5.500% 7/1/2025	15,272	15,829

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Federal National Mortgage Association AL4433 — 5.500% 9/1/2025	$27,448	$28,372
Federal National Mortgage Association AL4901 — 5.500% 9/1/2025	32,127	32,812
Federal National Mortgage Association AL0294 — 6.000% 10/1/2022	1,333	1,346
Federal National Mortgage Association 890225 — 6.000% 5/1/2023	24,146	24,670
Government National Mortgage Association 782281 — 6.000% 3/15/2023	73,982	75,320
		$6,592,298
AGENCY STRIPPED — 0.0%
Federal Home Loan Mortgage Corp. 217 PO — 0.000% 1/1/2032(g)	$95,979	$86,822
Federal Home Loan Mortgage Corp. 3917 AI — 4.500% 7/15/2026	1,733,424	37,034
Federal Home Loan Mortgage Corp. 217 IO — 6.500% 1/1/2032	92,417	18,388
Federal National Mortgage Association 2010-25 NI — 5.000% 3/25/2025	187	4
Federal National Mortgage Association 2003-64 XI — 5.000% 7/25/2033	242,239	40,684
		$182,932
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 7.2%
Bravo Residential Funding Trust 2019-1 A1C — 3.500% 3/25/2058(f)	$9,030,459	$9,128,447
Cascade Funding Mortgage Trust 2021-HB6 A — 0.898% 6/25/2036(e)(f)	20,424,564	20,394,519
CFMT LLC 2021-HB5 A — 0.801% 2/25/2031(e)(f)	42,601,713	42,524,860
CFMT LLC 2020-HB4 A — 0.946% 12/26/2030(e)(f)	12,694,831	12,701,730
CFMT LLC 2021-HB7 A — 1.151% 10/27/2031(e)(f)	22,176,213	22,100,904
CFMT LLC 2021-HB7 M1 — 2.125% 10/27/2031(e)(f)	15,406,000	15,390,261
CIM Trust 2017-7 A — 3.000% 4/25/2057(e)(f)	6,325,812	6,353,692
CIM Trust 2018-R3 A1 — 5.000% 12/25/2057(e)(f)	24,698,505	25,538,331
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.000% 1/25/2035(e)(f)	3,264,644	3,249,038
Finance of America HECM Buyout 2021-HB1 A — 0.875% 2/25/2031(e)(f)	45,146,497	45,105,829
Finance of America HECM Buyout 2020-HB2 A — 1.710% 7/25/2030(e)(f)	45,132,747	45,190,820
Mill City Mortgage Loan Trust 2018-2 A1 — 3.500% 5/25/2058(e)(f)	14,498,478	14,685,575
Nomura Resecuritization Trust 2016-1R 3A1 — 5.000% 9/28/2036(e)(f)	901,313	906,289
PRET LLC 2021-NPL5 A1 — 2.487% 10/25/2051(f)(h)	73,667,441	73,519,546
Pretium Mortgage Credit Partners I LLC 2021-NPL2 A1 — 1.992% 6/27/2060(f)(h)	34,210,018	33,832,107
Pretium Mortgage Credit Partners I LLC 2021-NPL4 A1 — 2.363% 10/27/2060(f)(h)	61,583,080	61,323,316
Pretium Mortgage Credit Partners I LLC 2021-NPL6 A1 — 2.487% 7/25/2051(b)(f)(h)	26,258,000	26,258,000
PRPM LLC 2021-2 A1 — 2.115% 3/25/2026(e)(f)	25,202,529	25,174,176
PRPM LLC 2021-9 A1 — 2.363% 10/25/2026(e)(f)	27,023,329	26,870,353
PRPM LLC 2021-10 A1 — 2.487% 10/25/2026(f)(h)	34,054,732	33,968,175
PRPM LLC 2021-11 A1 — 2.487% 11/25/2026(b)(f)(h)	40,837,333	40,727,072
RCO VII Mortgage LLC 2021-2 A1 — 2.116% 9/25/2026(f)(h)	34,395,046	34,107,658
Towd Point Mortgage Trust 2018-1 A1 — 3.000% 1/25/2058(e)(f)	13,250,063	13,506,586
Towd Point Mortgage Trust 2018-2 A1 — 3.250% 3/25/2058(e)(f)	35,063,674	35,840,653
Towd Point Mortgage Trust 2018-5 A1A — 3.250% 7/25/2058(e)(f)	20,809,862	21,224,946
Towd Point Mortgage Trust 2018-6 A1A — 3.750% 3/25/2058(e)(f)	20,894,170	21,296,857
VCAT LLC 2021 NPL2 A1 — 2.115% 3/27/2051(f)(h)	26,718,697	26,707,029
VCAT LLC 2021-NPL1 A1 — 2.289% 12/26/2050(f)(h)	6,976,273	6,952,549
VOLT C LLC 2021-NPL9 — 1.992% 5/25/2051(f)(h)	25,663,099	25,561,001
VOLT XCIV LLC 2021-NPL3 A1 — 2.240% 2/27/2051(f)(h)	28,128,699	28,058,451
VOLT XCV LLC 2021-NPL4 A1 — 2.240% 3/27/2051(f)(h)	32,971,383	32,823,560
		$831,022,330

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $862,142,084)		$863,857,712

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
ASSET-BACKED SECURITIES — 57.6%
AUTO — 22.3%
American Credit Acceptance Receivables Trust 2021-3 B — 0.660% 2/13/2026(f)	$18,717,000	$18,608,595
American Credit Acceptance Receivables Trust 2021-4 B — 0.860% 2/13/2026(f)	9,955,000	9,886,546
American Credit Acceptance Receivables Trust 2021-2 C — 0.970% 7/13/2027(f)	55,165,000	54,856,550
American Credit Acceptance Receivables Trust 2021-3 C — 0.980% 11/15/2027(f)	40,171,000	39,688,084
American Credit Acceptance Receivables Trust 2021-4 C — 1.320% 2/14/2028(f)	36,195,000	35,854,358
AmeriCredit Automobile Receivables Trust 2021-3 A3 — 0.760% 8/18/2026	21,998,000	21,879,330
AmeriCredit Automobile Receivables Trust 2020-2 C — 1.480% 2/18/2026	6,808,000	6,847,787
ARI Fleet Lease Trust 2021-A A2— 0.370% 3/15/2030(f)	25,430,000	25,302,939
BMW Vehicle Lease Trust 2021-2 A3 — 0.330% 12/26/2024	41,858,000	41,543,730
CarMax Auto Owner Trust 2020-2 A4 — 2.050% 5/15/2025	14,689,000	14,922,429
Carmax Auto Owner Trust 2019-1 B — 3.450% 11/15/2024	13,090,000	13,434,987
Carmax Auto Owner Trust 2020-3 C — 1.690% 4/15/2026	1,064,000	1,070,448
Chesapeake Funding II LLC 2020-1A A1 — 0.870% 8/16/2032(f)	12,495,748	12,512,096
Drive Auto Receivables Trust 2021-2 A3 — 0.350% 3/17/2025	54,895,000	54,688,683
Drive Auto Receivables Trust 2021-2 B — 0.580% 12/15/2025	59,349,000	58,898,986
Drive Auto Receivables Trust 2021-3 A3 — 0.790% 10/15/2025	36,396,000	36,272,392
Drive Auto Receivables Trust 2021-2 C — 0.870% 10/15/2027	51,629,000	50,925,550
Drive Auto Receivables Trust 2021-3 B — 1.110% 5/15/2026	72,790,000	72,462,147
Drive Auto Receivables Trust 2021-3 C — 1.470% 1/15/2027	72,790,000	72,303,275
DT Auto Owner Trust 2021-3A B — 0.580% 11/17/2025(f)	20,559,000	20,299,077
DT Auto Owner Trust 2021-1A B — 0.620% 9/15/2025(f)	5,471,000	5,444,904
DT Auto Owner Trust 2021-2A B — 0.810% 1/15/2027(f)	10,619,000	10,590,077
DT Auto Owner Trust 2021-1A C — 0.840% 10/15/2026(f)	3,462,000	3,433,039
DT Auto Owner Trust 2021-3A C — 0.870% 5/17/2027(f)	18,106,000	17,805,152
DT Auto Owner Trust 2021-4A B — 1.020% 5/15/2026(f)	13,540,000	13,470,973
DT Auto Owner Trust 2020-3A C — 1.470% 6/15/2026(f)	6,384,000	6,393,110
DT Auto Owner Trust 2021-4A C — 1.500% 9/15/2027(f)	13,540,000	13,451,244
DT Auto Owner Trust 2020 2A C — 3.280% 3/16/2026(f)	3,250,000	3,342,973
Exeter Automobile Receivables Trust 2021-3A A3 — 0.350% 2/18/2025	55,613,000	55,417,476
Exeter Automobile Receivables Trust 2021-2A — 0.570% 9/15/2025	25,949,000	25,824,019
Exeter Automobile Receivables Trust 2021-3A B — 0.690% 1/15/2026	74,386,000	73,802,635
Exeter Automobile Receivables Trust 2021-4A B — 1.050% 5/15/2026	42,765,000	42,644,120
Exeter Automobile Receivables Trust 2021-4A C — 1.460% 10/15/2027	41,400,000	41,191,857
First Investors Auto Owner Trust 2021-2A A — 0.480% 3/15/2027(f)	119,263,636	118,506,682
Flagship Credit Auto Trust 2021-2 C — 1.270% 6/15/2027(f)	17,609,000	17,421,188
Flagship Credit Auto Trust 2021-4 B — 1.490% 2/15/2027(f)	8,567,000	8,535,754
Ford Credit Auto Lease Trust 2021-B A3 — 0.370% 10/15/2024	89,517,000	88,896,737
Ford Credit Auto Lease Trust 2021-B A4 — 0.400% 12/15/2024	55,829,000	55,266,601
Ford Credit Auto Lease Trust 2021-B B — 0.660% 1/15/2025	22,156,000	21,968,509
Ford Credit Auto Lease Trust 2021-B C — 0.900% 5/15/2026	21,928,000	21,666,778
Ford Credit Auto Lease Trust 2020-B C — 1.700% 2/15/2025	12,523,000	12,626,384
Ford Credit Auto Owner Trust 2020-B B — 1.190% 1/15/2026	400,000	400,328
GM Financial Automobile Leasing Trust 2021 2 B — 0.690% 5/20/2025	4,991,000	4,948,218
GM Financial Consumer Automobile Receivables Trust 2020-3 C — 1.370% 1/16/2026	2,760,000	2,760,155
GM Financial Leasing Trust 2021 1 A3 — 0.260% 2/20/2024	1,057,000	1,053,764
GM Financial Leasing Trust 2021-1 A4 — 0.330% 2/20/2025	2,000,000	1,988,231
GM Financial Leasing Trust 2021-2 A — 0.340% 5/20/2024	67,411,000	67,082,601
Honda Auto Receivables Owner Trust 2021-4 A3 — 0.880% 1/21/2026	44,179,000	44,068,968

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Hyundai Auto Lease Securitization Trust 2021-C A3 — 0.380% 9/16/2024(f)	$80,238,000	$79,568,711
Hyundai Auto Lease Securitization Trust 2021-B A4 — 0.380% 8/15/2025(f)	2,176,000	2,152,961
Hyundai Auto Lease Securitization Trust 2021-A A4 — 0.420% 12/16/2024(f)	10,288,000	10,235,567
Hyundai Auto Lease Securitization Trust 2021-A B — 0.610% 10/15/2025(f)	3,663,000	3,644,973
Hyundai Auto Receivables Trust 2021-C A3 — 0.740% 5/15/2026	29,067,000	28,868,266
Nissan Auto Lease Trust 2021-A A3 — 0.520% 8/15/2024	68,261,000	67,905,620
Prestige Auto Receivables Trust 2021-1A A3 — 0.830% 7/15/2025(f)	12,642,000	12,595,680
Prestige Auto Receivables Trust 2021-1A B — 1.190% 4/15/2026(f)	37,756,000	37,504,673
Prestige Auto Receivables Trust 2021-1A C — 1.530% 2/15/2028(f)	13,545,000	13,434,180
Santander Consumer Auto Receivables Trust 2021-AA A3 — 0.330% 10/15/2025(f)	1,395,000	1,390,253
Santander Drive Auto Receivables Trust 2021-4 A3 — 0.510% 8/15/2025	35,289,000	35,138,679
Santander Drive Auto Receivables Trust 2021-3 B — 0.600% 12/15/2025	66,485,000	66,221,719
Santander Drive Auto Receivables Trust 2021-4 B — 0.880% 6/15/2026	97,273,000	96,515,671
Santander Drive Auto Receivables Trust 2021-2 C — 0.900% 6/15/2026	14,676,000	14,629,826
Santander Drive Auto Receivables Trust 2021-4 C — 1.260% 2/16/2027	63,342,000	62,665,286
Santander Retail Auto Lease Trust 2021-C A3 — 0.500% 3/20/2025(f)	52,215,000	51,802,481
Santander Retail Auto Lease Trust 2021-A A3 — 0.510% 7/22/2024(f)	1,084,000	1,076,598
Santander Retail Auto Lease Trust 2021-B A3 — 0.510% 8/20/2024(f)	2,000,000	1,980,305
Tesla Auto Lease Trust 2021-B A2 — 0.360% 9/22/2025(f)	38,207,000	37,978,358
Volkswagen Auto Loan Enhanced Trust 2021-1 A3 — 1.020% 6/22/2026	52,430,000	52,421,124
Westlake Automobile Receivables Trust 2021-2A B — 0.620% 7/15/2026(f)	31,908,000	31,645,343
Westlake Automobile Receivables Trust 2021-1A B — 0.640% 3/16/2026(f)	51,708,000	51,468,411
Westlake Automobile Receivables Trust 2020-3A B — 0.780% 11/17/2025(f)	30,000,000	29,959,584
Westlake Automobile Receivables Trust 2021-2A C — 0.890% 7/15/2026(f)	50,584,000	50,029,149
Westlake Automobile Receivables Trust 2021-3A A3 — 0.950% 6/16/2025(f)	64,905,000	64,739,667
Westlake Automobile Receivables Trust 2021-1A C — 0.950% 3/16/2026(f)	6,817,000	6,775,196
Westlake Automobile Receivables Trust 2020-3A C — 1.240% 11/17/2025(f)	16,438,000	16,473,905
Westlake Automobile Receivables Trust 2021-3A B — 1.290% 1/15/2027(f)	69,723,000	69,462,180
Westlake Automobile Receivables Trust 2021-3A C — 1.580% 1/15/2027(f)	69,605,000	69,382,083
Westlake Automobile Receivables Trust 2020-2A C — 2.010% 7/15/2025(f)	1,800,000	1,819,919
World Omni Auto Receivables Trust 2020-C C — 1.390% 5/17/2027	3,415,000	3,408,285
World Omni Select Auto Trust 2021-A A3 — 0.530% 3/15/2027	52,776,000	52,176,021
		$2,567,331,140
COLLATERALIZED LOAN OBLIGATION — 21.2%
ABPCI Direct Lending Fund CLO X LP 2020-10A A1A, 3M USD LIBOR + 1.950% — 2.082% 1/20/2032(e)(f)	$19,397,000	$19,401,132
ABPCI Direct Lending Fund IX LLC 2020-9A A1, 3M USD LIBOR + 1.400% — 1.524% 11/18/2031(e)(f)	43,972,000	43,958,061
AMMC CLO 16 Ltd. 2015-16A AR2, 3M USD LIBOR + 0.980% — 1.107% 4/14/2029(e)(f)	79,320,677	79,320,518
Avery Point VI CLO Ltd. 2015-6A AR2, 3M USD LIBOR + 0.900% — 1.040% 8/5/2027(e)(f)	23,727,800	23,728,251
Avery Point VII CLO Ltd. 2015-7A AR2, 3M USD LIBOR + 0.960% — 1.084% 1/15/2028(e)(f)	85,001,273	85,001,528
Barings CLO Ltd. 2018-III 2018-3A A1, 3M USD LIBOR + 0.950% — 1.082% 7/20/2029(e)(f)	25,636,982	25,629,906
Blackrock DLF VIII-L CLO Trust 2021-1A, 3M USD LIBOR + 1.350% — 1.472% 4/17/2032(e)(f)	28,468,203	28,464,018
Blackrock Mount Adams CLO IX LP 2021-9A A1, 3M USD LIBOR + 1.370% — 1.584% 9/22/2031(e)(f)	31,531,000	31,531,662

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Brightwood Capital MM CLO Ltd. 2021-2A A, 3M USD LIBOR + 1.650% — 1.778% 11/15/2030(e)(f)	$85,599,000	$85,598,743
BTC Holdings Fund I LLC — 2.880% 1/28/2027(b)(d)	13,924,291	13,924,291
BTC Offshore Holdings Fund — 0.000% 1/20/2022(b)(d)(i)	4,600,000	—
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 2.778% 10/20/2029(b)(d)	13,400,000	13,400,000
Cerberus Loan Funding XXIX LP 2020-2A A, 3M USD LIBOR + 1.900% — 2.024% 10/15/2032(e)(f)	82,252,000	82,273,879
Cerberus Loan Funding XXV LP 2018-4RA A1TR, 3M USD LIBOR + 1.530% — 1.654% 10/15/2030(e)(f)	18,629,000	18,626,187
Cerberus Loan Funding XXVI LP 2019-1A AR, 3M USD LIBOR + 1.500% — 1.624% 4/15/2031(e)(f)	10,764,000	10,754,474
Cerberus Loan Funding XXVIII LP 2020-1A A, 3M USD LIBOR + 1.850% — 1.974% 10/15/2031(e)(f)	70,979,000	70,997,880
Cerberus Loan Funding XXXI LP 2021-1A A, 3M USD LIBOR + 1.500% — 1.624% 4/15/2032(e)(f)	45,931,000	45,949,143
Cerberus Loan Funding XXXIV LP 2021-4A A, 3M USD LIBOR + 1.500% — 1.624% 8/13/2033(e)(f)	49,689,763	49,639,875
Cerberus Loan Funding XXXVI LP 2021-6A A, 3M USD LIBOR + 1.400% — 1.553% 11/22/2033(e)(f)	99,243,000	99,262,452
Diamond CLO Ltd. 2019-1A A1R, 3M USD LIBOR + 1.200% — 1.324% 4/25/2029(e)(f)	1,812,740	1,812,760
Ellington CLO IV Ltd. 2019-4A AR, 3M USD LIBOR + 1.580% — 1.704% 4/15/2029(e)(f)	35,057,264	35,051,760
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1TR, 3M USD LIBOR + 1.550% — 1.672% 10/15/2033(e)(f)	118,776,000	118,759,490
Fortress Credit Opportunities XI CLO Ltd. 2018-11A A1T, 3M USD LIBOR + 1.300% — 1.424% 4/15/2031(e)(f)	37,820,000	37,718,151
Galaxy XXIII CLO Ltd. 2017-23A AR, 3M USD LIBOR + 0.870% — 0.994% 4/24/2029(e)(f)	41,110,200	41,066,212
Golub Capital Partners CLO 36m Ltd. 2018-36A A, 3M USD LIBOR + 1.300% — 1.440% 2/5/2031(e)(f)	67,200,000	67,138,109
Golub Capital Partners CLO Ltd. 2019-42A A2, 3M USD LIBOR + 2.000% — 2.132% 4/20/2031(e)(f)	13,772,000	13,761,175
Golub Capital Partners TALF LLC 2020-2A A, 3M USD LIBOR + 1.850% — 1.990% 2/5/2030(e)(f)	23,674,971	23,722,368
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R, 3M USD LIBOR + 0.900% — 1.022% 10/18/2027(e)(f)	4,874,735	4,873,141
Lake Shore MM CLO III LLC 2019-2A A1R, 3M USD LIBOR + 1.480% — 1.602% 10/17/2031(e)(f)	23,662,000	23,661,953
Lake Shore MM CLO III LLC 2019-2A A2R — 2.403% 10/17/2031(f)	11,083,000	11,014,529
Lake Shore MM CLO IV Ltd. 2021-1A X, 3M USD LIBOR + 1.180% — 1.312% 10/15/2033(e)(f)	17,293,000	17,292,844
Madison Park Funding X Ltd. 2012-10A AR3, 3M USD LIBOR + 1.010% — 1.142% 1/20/2029(e)(f)	96,110,675	96,118,556
Madison Park Funding XI Ltd. 2013-11A, 3M USD LIBOR + 0.900% — 1.024% 7/23/2029(e)(f)	95,659,601	95,664,575
Madison Park Funding XXIII Ltd. 2017-23A AR, 3M USD LIBOR + 0.970% — 1.105% 7/27/2031(e)(f)	81,487,000	81,487,407
Madison Park Funding XXV Ltd. 2017-25A, 3M USD LIBOR + 0.970% — 1.094% 4/25/2029(e)(f)	74,465,000	74,467,979

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Magnetite XVI Ltd. 2015-16A AR, 3M USD LIBOR + 0.800% — 0.922% 1/18/2028(e)(f)	$10,136,926	$10,136,916
Nassau Ltd. 2017-IA A1AS, 3M USD LIBOR + 1.150% — 1.274% 10/15/2029(e)(f)	24,398,000	24,342,543
Neuberger Berman CLO XV 2013-15A A1R2, 3M USD LIBOR + 0.920% — 1.044% 10/15/2029(e)(f)	67,786,000	67,827,349
OCP CLO Ltd. 2017-13A A1AR, 3M USD LIBOR + 0.960% — 1.084% 7/15/2030(e)(f)	72,247,000	72,293,166
Octagon Investment Partners 35 Ltd. 2018-1A A1A, 3M USD LIBOR + 1.060% — 1.192% 1/20/2031(e)(f)	44,563,000	44,518,927
Octagon Investment Partners XV Ltd. 2013-1A A1RR, 3M USD LIBOR + 0.970% — 1.099% 7/19/2030(e)(f)	108,749,000	108,748,783
OFSI BSL VIII Ltd. 2017-1A AR, 3M USD LIBOR + 1.000% — 1.122% 8/16/2029(e)(f)	78,197,424	78,197,659
Owl Rock CLO VI Ltd. 2021-6A A, 3M USD LIBOR + 1.450% — 1.572% 6/21/2032(e)(f)	66,692,000	66,721,144
Parliament CLO II Ltd. 2021-2A A, 3M USD LIBOR + 1.350% — 1.475% 8/20/2032(e)(f)	40,733,000	40,735,607
Parliament Funding II Ltd. 2020-1A AR, 3M USD LIBOR + 1.250% — 1.490% 10/20/2031(e)(f)	40,598,000	40,559,432
Saranac CLO III Ltd. 2014-3A ALR, 3M USD LIBOR + 1.600% — 1.814% 6/22/2030(e)(f)	25,900,433	25,906,753
Telos CLO Ltd. 2014-5A A1R, 3M USD LIBOR + 0.950% — 1.072% 4/17/2028(e)(f)	6,357,887	6,357,353
Telos CLO Ltd. 2013-3A BR, 3M USD LIBOR + 2.000% — 2.122% 7/17/2026(e)(f)	18,400,376	18,401,204
TICP CLO III-2 Ltd. 2018-3R A, 3M USD LIBOR + 0.840% — 0.972% 4/20/2028(e)(f)	4,496,420	4,496,614
VCP CLO II Ltd. 2021-2A A1, 3M USD LIBOR + 1.670% — 1.794% 4/15/2031(e)(f)	101,155,000	100,912,228
Venture XX CLO Ltd. 2015-20A AR, 3M USD LIBOR + 0.820% — 0.944% 4/15/2027(e)(f)	4,597,422	4,597,417
Venture XX CLO Ltd. 2015-20A B1R, 3M USD LIBOR + 1.250% — 1.374% 4/15/2027(e)(f)	14,431,000	14,429,037
Venture XXV CLO Ltd. 2016-25A ARR, 3M USD LIBOR + 1.020% — 1.152% 4/20/2029(e)(f)	25,924,532	25,889,378
Wellfleet CLO Ltd. 2016-1A AR, 3M USD LIBOR + 0.910% — 1.042% 4/20/2028(e)(f)	15,829,846	15,829,814
Wind River CLO Ltd. 2016-1A AR, 3M USD LIBOR + 1.050% — 1.174% 7/15/2028(e)(f)	11,553,870	11,554,194
Woodmont Trust 2019-6A A1R, 3M USD LIBOR + 1.480% — 1.604% 7/15/2031(e)(f)	62,588,000	62,588,000
Woodmont Trust 2019-6A A1R2, 3M USD LIBOR + 1.480% — 1.694% 7/15/2031(e)(f)	16,952,000	16,952,000
Zais CLO 7 Ltd. 2017-2A A, 3M USD LIBOR + 1.290% — 1.414% 4/15/2030(e)(f)	15,314,220	15,281,187
		$2,448,349,714
EQUIPMENT — 4.2%
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.970% 3/20/2024(f)	$8,580,000	$8,755,244
CCG Receivables Trust 2021-2 A2 — 0.540% 3/14/2029(f)	52,397,000	52,090,588
Coinstar Funding LLC 2017-1A A2 — 5.216% 4/25/2047(f)	12,248,830	12,245,228
Dell Equipment Finance Trust 2021-2 C — 0.940% 12/22/2026(f)	11,180,000	11,045,283
Dell Equipment Finance Trust 2020-2 D — 1.920% 3/23/2026(f)	5,444,000	5,495,309
Donlen Fleet Lease Funding 2 LLC 2021-2 A2 — 0.560% 12/11/2034(f)	63,844,000	63,500,187
Encina Equipment Finance LLC 2021-1A A2 — 0.740% 12/15/2026(f)	23,299,000	23,239,014
Enterprise Fleet Financing LLC 2021-2 A2 — 0.480% 5/20/2027(f)	79,433,000	78,709,397
Enterprise Fleet Financing LLC 2021-3 A2 — 0.770% 8/20/2027(f)	56,875,000	56,516,306
Kubota Credit Owner Trust 2020-1A A4 — 2.260% 7/15/2026(f)	14,855,000	15,182,590
Navistar Financial Dealer Note Master Trust 2020-1 A, 1M USD LIBOR + 0.950% — 1.052% 7/25/2025(e)(f)	62,562,000	62,706,162
NextGear Floorplan Master Owner Trust 2020-1A A2 — 1.550% 2/15/2025(f)	8,748,000	8,814,765

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Pawneee Equipment Receivables LLC 2021-1 A2 — 1.100% 7/15/2027(f)	$21,232,000	$21,107,738
Prop Series 2017-1A — 5.300% 3/15/2042(b)	18,431,014	17,213,354
Verizon Owner Trust 2019-C B — 2.060% 4/22/2024	42,152,000	42,760,422
Volvo Financial Equipment LLC 2020-1A A3 — 0.510% 10/15/2024(f)	2,370,000	2,363,131
Wheels SPV 2 LLC 2020-1A A3 — 0.620% 8/20/2029(f)	6,513,000	6,453,757
		$488,198,475
OTHER — 9.9%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(f)	$37,774,000	$37,779,704
Cologix Data Centers US Issuer LLC 2021-1A A2 — 3.300% 12/26/2051(f)	32,205,000	32,346,702
Conn's Receivables Funding LLC 2020-A B — 4.270% 6/16/2025(f)	6,111,120	6,142,022
Dell Equipment Finance Trust 2021-1 — 0.430% 5/22/2026(f)	2,900,000	2,882,333
Dell Equipment Finance Trust 2021-2 A3 — 0.530% 12/22/2026(f)	50,627,000	50,147,370
Elm Trust 2020-4A A2 — 2.286% 10/20/2029(f)	9,925,000	9,761,457
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	11,435,000	11,303,229
FCI Funding LLC 2021-1A A — 1.130% 4/15/2033(f)	14,611,915	14,533,155
Golub Capital Partners ABS Funding Ltd. 2021-1A A2 — 2.773% 4/20/2029(f)	56,366,000	56,136,534
Golub Capital Partners ABS Funding Ltd. 2021-2A A — 2.944% 10/19/2029(f)	95,445,000	94,663,878
Golub Capital Partners ABS Funding Ltd. 2020-1A A2 — 3.208% 1/22/2029(f)	44,967,000	45,146,868
Gracie Point International Funding 2021-1A, 1M USD LIBOR + 0.750% — 0.849% 11/1/2023(e)(f)	23,485,280	23,540,022
GreatAmerica Leasing Receivables Funding LLC 2020-1 A4 — 1.850% 2/16/2026(f)	1,060,000	1,072,864
LCM XX LP 20A AR, 3M USD LIBOR + 1.040% — 1.172% 10/20/2027(e)(f)	4,054,305	4,054,792
Monroe Capital ABS Funding Ltd. 2021-1A A2 — 2.815% 4/22/2031(f)	43,962,000	43,269,598
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2020-APT1 AT1 — 1.035% 12/16/2052(f)	21,590,000	21,544,059
NRZ Advance Receivables Trust 2015-ON1 2020-T3 AT3 — 1.317% 10/15/2052(f)	15,151,200	15,130,661
Oasis Securitization Funding LLC 2021-1A A — 2.579% 2/15/2033(f)	6,212,277	6,213,550
Ocwen Master Advance Receivables Trust 2020-T1 AT1 — 1.278% 8/15/2052(f)	83,817,000	83,824,158
Oportun Funding XIV LLC 2021-A — 1.210% 3/8/2028(f)	10,137,000	10,148,761
Oportun Issuance Trust 2021-C A — 2.180% 10/8/2031(f)	64,181,000	64,014,957
Owl Rock Technology Financing LLC 2020-1A A, 3M USD LIBOR + 2.950% — 3.076% 1/15/2031(e)(f)	85,004,000	85,009,015
Palmer Square Loan Funding Ltd. 2021-1A A1, 3M USD LIBOR + 0.900% — 1.032% 4/20/2029(e)(f)	57,544,923	57,552,519
Palmer Square Loan Funding Ltd. 2018-4A A1, 3M USD LIBOR + 0.900% — 1.056% 11/15/2026(e)(f)	955,797	956,002
PFS Financing Corp. 2021-A A — 0.710% 4/15/2026(f)	42,758,000	42,168,769
PFS Financing Corp. 2021-B A — 0.770% 8/15/2026(f)	47,607,000	46,791,383
PFS Financing Corp. 2021-A B — 0.960% 4/15/2026(f)	5,986,000	5,901,788
PFS Financing Corp. 2020-G A — 0.970% 2/15/2026(f)	62,708,000	62,390,271
PFS Financing Corp. 2020-E A — 1.000% 10/15/2025(f)	43,430,000	43,273,179
PFS Financing Corp. 2020-A A — 1.270% 6/15/2025(f)	58,602,000	58,772,596
PFS Financing Corp. 2020-A B — 1.770% 6/15/2025(f)	9,400,000	9,470,213
PFS Financing Corp. 2021-B B — 1.090% 8/15/2026(f)	5,672,000	5,596,628
SMB Private Education Loan Trust 2021-A A1, 1M USD LIBOR + 0.500% — 0.610% 1/15/2053(e)(f)	3,983,213	3,984,401
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(f)	25,985,495	26,225,300
TVEST 2020A LLC 2020-A A — 4.500% 7/15/2032(f)	7,642,574	7,681,473

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
VCP RRL ABS I Ltd. 2021-1A A — 2.152% 10/20/2031(f)	$54,318,000	$53,984,379
		$1,143,414,590

TOTAL ASSET-BACKED SECURITIES (Cost $6,668,838,339)		$6,647,293,919

CORPORATE BONDS & NOTES — 0.1%
COMMUNICATIONS — 0.1%
Frontier Communications Holdings LLC — 5.875% 10/15/2027(f) (Cost $5,925,000)	$5,925,000	$6,265,687

CORPORATE BANK DEBT — 2.7%
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024(d)(e)	$34,392,232	$34,248,816
Applied Systems, Inc., 3M USD LIBOR + 3.000% — 3.500% 9/19/2024(d)(e)	23,269,000	23,205,010
Asurion LLC, 1M USD LIBOR + 3.000% — 3.104% 11/3/2024(d)(e)	59,168,506	58,897,514
Axiom Global, Inc. Term Loan 10/1/2026(d)	23,131,000	22,668,380
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027(d)(e)(i)	2,854,103	1,084,749
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027(d)(e)	18,772,102	18,772,102
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 4.500% 5/1/2028(d)(e)	23,620,507	23,576,337
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.500% 12/23/2022(d)(e)	30,859,000	30,974,721
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 4.104% 4/30/2025(d)(e)	38,799,572	38,702,574
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(d)(e)	27,218,054	2,722
MB2LTL, 1M USD LIBOR + 9.250% — 10.250% 11/30/2023(b)(d)(e)	6,816,000	6,818,590
McDermott Super Senior Exit LC — 0.500% 6/30/2024(d)(e)(i)	16,770,000	(3,773,250)
Mediaco Holding, Inc. Class A 6.400% — 9.400% 11/25/2024(b)(c)(d)(e)	11,738,434	10,916,744
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 5.500% 8/16/2023(d)(e)	24,360,855	24,239,050
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027(d)(e)	13,270,483	13,303,660

TOTAL CORPORATE BANK DEBT (Cost $306,908,521)		$303,637,719

U.S. TREASURIES — 22.7%
U.S. Treasury Notes — 0.375% 9/15/2024	$1,661,031,000	$1,637,722,583
U.S. Treasury Notes — 0.750% 11/15/2024	988,470,000	983,060,894

TOTAL U.S. TREASURIES (Cost $2,640,031,408)		$2,620,783,477

TOTAL BONDS & DEBENTURES — 97.9% (Cost $11,350,408,292)		$11,284,587,984

TOTAL INVESTMENT SECURITIES — 99.2% (Cost $11,489,672,702)		$11,433,172,608

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

(Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Bank Repurchase Agreement — 0.00% 1/3/2022
(Dated 12/31/2021, repurchase price of $139,213,000, collateralized by $148,378,800 principal amount U.S. Treasury Notes — 0.625% 2027, fair value $141,997,324)	$139,213,000	$139,213,000

TOTAL SHORT-TERM INVESTMENTS (Cost $139,213,000)		$139,213,000

TOTAL INVESTMENTS — 100.4% (Cost $11,628,885,702)		$11,572,385,608
Other Assets and Liabilities, net — (0.4)%		(42,368,439)
NET ASSETS — 100.0%		$11,530,017,169

(a)	Non-income producing security.
(b)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(c)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 0.71% of total net assets at December 31, 2021.
(d)	Restricted securities. These restricted securities constituted 3.50% of total net assets at December 31, 2021, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.
(e)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of December 31, 2021. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(h)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2021.
(i)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

December 31, 2021

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024	03/06/2020, 03/12/2020, 02/02/2021,03/17/2021, 03/18/2021	$34,080,910	$34,248,816	0.30%
Applied Systems, Inc., 3M USD LIBOR + 3.000% — 3.500% 9/19/2024	07/28/2021, 08/03/2021, 08/04/2021	23,215,041	23,205,010	0.20%
Asurion LLC, 1M USD LIBOR + 3.000% — 3.104% 11/3/2024	01/06/2021, 03/01/2021, 03/02/2021,05/21/2021, 07/14/2021,08/17/2021	58,768,996	58,897,514	0.51%
Axiom Global, Inc. Term Loan 10/1/2026	11/19/2021	22,908,942	22,668,380	0.20%
BTC Holdings Fund I LLC — 2.880% 1/28/2027	09/01/2021	13,924,291	13,924,291	0.12%
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 2.778% 10/20/2029	10/25/2021	13,400,000	13,400,000	0.12%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027	04/30/2021	1,079,893	1,084,749	0.01%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027	04/30/2021	18,625,571	18,772,102	0.16%
Copper Earn Out Trust	12/07/2020	—	814,992	0.01%
Copper Property CTL Pass Through Trust	10/05/2017,10/06/2017, 10/11/2017,11/19/2018, 11/27/2018,01/11/2019, 02/08/2019,03/11/2019, 05/29/2019,06/08/2020	25,752,396	12,224,888	0.11%
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 4.500% 5/1/2028	04/09/2021	23,403,800	23,576,337	0.20%
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.500% 12/23/2022	12/23/2020,02/25/2021,	30,779,011	30,974,721	0.27%
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 4.104% 4/30/2025	06/10/2021,08/02/2021, 08/03/2021,08/12/2021	38,614,292	38,702,574	0.34%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	02/03/2021	—	2,722	0.00%
MB2LTL, 1M USD LIBOR + 9.250% — 10.250% 11/30/2023	—	6,780,382	6,818,590	0.06%
McDermott Super Senior Exit LC — 0.500% 6/30/2024	02/28/2020	(98,616)	(3,773,250)	(0.03)%
Mediaco Holding, Inc. Class A 6.400% — 9.400% 11/25/2024	06/01/2021,07/01/2021, 08/01/2021,09/01/2021, 10/01/2021,11/01/2021, 12/01/2021	11,664,777	10,916,744	0.09%
PHI Group, Inc.	08/19/2019	9,504,696	18,420,098	0.16%
PHI Group, Inc., Restricted	08/19/2019	21,626,709	39,818,128	0.34%
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 5.500% 8/16/2023	03/31/2020, 6/30/2020, 10/1/2020, 12/31/2020	24,251,434	24,239,050	0.21%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027	08/11/2020	12,834,088	13,303,660	0.12%
TOTAL RESTRICTED SECURITIES		$391,116,613	$402,240,116	3.50%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of December 31 2021 (see Portfolio of Investments for industry categories):

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	—	—	$58,238,226	$58,238,226
Industrials	$77,306,518	—	—	77,306,518
Retailing	—	—	13,039,880	13,039,880
Commercial Mortgage-Backed Securities
Agency	—	$9,017,794	—	9,017,794
Agency Stripped	—	51,566,610	—	51,566,610
Non-Agency	—	782,165,066	—	782,165,066
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	25,752,063	—	25,752,063
Agency Pool Adjustable Rate	—	308,089	—	308,089
Agency Pool Fixed Rate	—	6,592,298	—	6,592,298
Agency Stripped	—	182,932	—	182,932
Non-Agency Collateralized Mortgage Obligation	—	764,037,258	66,985,072	831,022,330
Asset-Backed Securities
Auto	—	2,567,331,140	—	2,567,331,140
Collateralized Loan Obligation	—	2,421,025,423	27,324,291	2,448,349,714
Equipment	—	470,985,121	17,213,354	488,198,475
Other	—	1,143,414,590	—	1,143,414,590
Corporate Bonds & Notes	—	6,265,687	—	6,265,687
Corporate Bank Debt	—	285,902,385	17,735,334	303,637,719
U.S. Treasuries	—	2,620,783,477	—	2,620,783,477
Short-Term Investment	—	139,213,000	—	139,213,000
	$77,306,518	$11,294,542,933	$200,536,157	$11,572,385,608

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended December 31, 2021:

Investments	Beginning Value at September 30, 2021	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at December 31, 2021	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at December 31, 2021
Common Stocks	$93,664,143	$(3,317,745)	—	—	$(19,068,292)	$71,278,106	$2,102,507
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	35,620,000	(397,561)	$67,205,913	$(1,335,621)	(34,107,659)	66,985,072	(110,261)
Asset-Backed Securities Collateralized Loan Obligation	17,800,000	—	13,400,000	(3,875,709)	—	27,324,291	—
Asset-Backed Securities Equipment	18,223,505	(54,458)	—	(955,693)	—	17,213,354	(55,053)
Corporate Bank Debt	17,737,844	(32,132)	29,622	—	—	17,735,334	(41,886)
	$183,045,492	$(3,801,896)	$80,635,535	$(6,167,023)	$(53,175,951)	$200,536,157	$1,895,307

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $34,107,659 out of Level 3 into Level 2, $58,238,226 out of Level 1 into Level 3 and $77,306,519 out of Level 3 into Level 1. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced. Transfers into Level 3 were due to change in valuation technique from vendor priced to third party broker quoted.

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of December 31, 2021:

Financial Assets	Fair Value at December 31, 2021	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stocks	$13,039,880	Pricing Model (a)	Quotes/Prices	$11.75 - $23.50	$22.77
	58,238,226	Pricing Model (b)	Executed Trades	$15.30	$15.30
Residential Mortgage-Backed Securities - Non-Agency Collateralized Mortgage Obligation	$66,985,072	Third-Party Broker Quote (c)	Quotes/Prices	$99.73 - $100.00	$99.84
Asset-Backed Securities - Collateralized Loan Obligation	$27,324,291	Third-Party Broker Quote (c)	Quotes/Prices	$100.00	$100.00
Asset-Backed Securities - Equipment	$17,213,354	Third-Party Broker Quote (c)	Quotes/Prices	$93.39	$93.39
Corporate Bank Debt	$6,818,590	Pricing Vendor	Prices	$100.04	$100.04
	10,916,744	Pricing Model (d)	Amortized Cost	$93.00	$93.00

(a)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(b)	The Pricing Model technique for Level 3 securities involves the last executed trade in the security.
(c)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(d)	The Pricing Model technique for Level 3 securities involves external valuation by an independent third party.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2021 (excluding short-term investments), was $11,490,115,986 for federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$38,058,593
Gross unrealized depreciation:	(95,001,971)
Net unrealized depreciation:	$(56,943,378)